SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flow Statement [Abstract]
Accounts receivable	$ (4.0)	$ 76.4
Contract assets	4.5	77.1
Inventories	135.8	(11.0)
Prepayments	(7.4)	(10.2)
Income taxes	(16.2)	(53.8)
Accounts payable and accrued liabilities	(258.1)	54.1
Provisions	4.5	(9.7)
Contract liabilities	103.2	74.2
Increase (decrease) in working capital	(37.7)	197.1
Interest paid	188.7	201.7
Interest received	18.5	20.9
Income taxes paid	$ 49.9	$ 101.4